LEASE ( Schedule of non-cancellable operating lease payment) (Details) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
LEASE
2021	¥ 8,972	$ 1,375
2022	8,972	1,375
2023	7,886	1,209
2024	7,196	1,103
2025	5,496	842
Above 5 years	¥ 13,708	$ 2,101